Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2012 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolios; (ii) an increase in the maximum initial sales charge on purchases of Class H shares of the Corporate Bond Portfolio from 3.50% to 4.00%; (iii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; (iv) a decrease in the minimum initial investment amount for Class L shares of the Corporate Bond Portfolio from $25,000 to $1,000; and (v) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolios. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" and "Redeeming Shares—Class I, Class P and Class L" are hereby removed.

***

The section of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" is hereby renamed "Purchasing Class I and Class L Shares."

***

The section of the Prospectus entitled "Purchasing Class H Shares" is hereby renamed "Purchasing Class P and Class H Shares."

***

The section of the Prospectus entitled "Redeeming Shares—Class H Shares" is hereby renamed "Redeeming Shares—Class P and Class H Shares."

***

With respect to the Core Fixed Income, Core Plus Fixed Income and Limited Duration Portfolios, the first paragraph in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 36 of this Prospectus.

Shareholder Fees
(fees paid directly from your investment)

	Class I	Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	4.25%

***

With respect to the Corporate Bond Portfolio, the first paragraph in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 36 of this Prospectus.

With respect to the Corporate Bond Portfolio, the following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

	Class P	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

***

The following tables replace the "Example" tables with respect to Class P shares and Class H shares (with respect to the Corporate Bond Portfolio) only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Core Fixed Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$498	$654	$824	$1,316

Core Plus Fixed Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$514	$703	$907	$1,497

Corporate Bond Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$518	$715	$928	$1,542
Class H	$503	$721	$956	$1,631

Limited Duration Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$507	$682	$871	$1,418

***

With respect to the Core Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2011" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2011:"

	Past One Year	Past Five Years	Past Ten Years
Class P (commenced operations on 3/1/99)* Return before Taxes	2.14%	2.22%	3.42%

*  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

***

With respect to each of the Core Plus Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2011" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2011:"

	Past One Year	Past Five Years	Past Ten Years
Class P (commenced operations on 11/7/96)* Return before Taxes	1.40%	1.19%	3.02%

*  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

***

With respect to each of the Corporate Bond Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2011" table with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2011:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 5/20/02)* Return before Taxes	2.05%	1.96%	—	3.31%
Class H (commenced operations on 1/2/08)** Return before Taxes	2.34%	—	—	0.49%

*  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

**  The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

***

With respect to each of the Limited Duration Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2011" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2011:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 9/28/07)* Return before Taxes	-3.10%	—	—	-4.20%

*  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

***

With respect to the Core Fixed Income, Core Plus Fixed Income and Limited Duration Portfolios, the section of each such Portfolio's Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class P and Class H Shares" sections beginning on pages 34 and 35, respectively, of this Prospectus.

Portfolio shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through Morgan Stanley Institutional Fund Trust (the "Fund") by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 34 and 38, respectively, of this Prospectus.

Class P shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

With respect to the Corporate Bond Portfolio, the section of such Portfolio's Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H and $1,000 for each of Class L and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class P and Class H Shares" sections beginning on pages 34, 35 and 36, respectively, of this Prospectus.

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 34 and 38, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

The section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Share Class Arrangements" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, and $1,000 for Class L shares of the Portfolios, as applicable.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Class L shares are subject to a monthly distribution fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Class L shares and a monthly shareholder servicing fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Class L shares.

***

The penultimate sentence in the first paragraph under the section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Purchasing Class P and Class H Shares" is hereby deleted and replaced with the following:

Class P and Class H shares of the Portfolios, as applicable, may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Class P shares. Class H shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of a Portfolio's average daily net assets attributable to Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 4.25% and 4.00%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	4.25%	4.44%
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio, as applicable, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of the Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of a Portfolio, as applicable, for any related account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of a Portfolio, as applicable, purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and 50,000 or more with respect to Class H. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fun, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class P and Class H shares of a Portfolio, as applicable, may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares of a Portfolio, as applicable.

Class P and Class H shares of a Portfolio, as applicable, may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the applicable Portfolio, taking into account any applicable sales charge.

Class P and Class H shares of a Portfolio, as applicable, may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of each Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Portfolio. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases.

Certain patterns of past exchanges and/or purchase or sale transactions involving a Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion and without prior notice additional purchases and/or exchanges and may result in a shareholder's account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

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The section of the Prospectus newly entitled "Redeeming Shares—Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of a Portfolio, as applicable, by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of a Portfolio, as applicable, will be redeemed at the NAV next determined after we receive your redemption request in good order.

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The section of the Prospectus entitled "General Shareholder Information—Share Classes" is hereby deleted and replaced with the following:

This Prospectus offers Class I and Class P shares of each Portfolio and Class H and Class L shares of the Corporate Bond Portfolio. Each class of shares has different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class P, Class H and Class L shares.

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The third paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

With respect to exchanges of Class I and Class L shares, you can process your exchange by contacting your financial intermediary. With respect to exchanges of Class I and Class L shares, you may also send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests for these three share classes can also be made by calling 1-800-548-7786. With respect to Class H and Class P shares, you can process your exchange by contacting your authorized financial representative.

Please retain this supplement for future reference.

  IFTFISPT1 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2012 of:

Mid Cap Growth Portfolio
(the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolio from $1,000,000 to $1,000; and (iii) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolio. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

The section of the Prospectus entitled "Purchasing Shares" is hereby renamed "Purchasing Class I Shares."

***

The first paragraph in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P Shares" section on page 11 of this Prospectus.

Shareholder Fees
(fees paid directly from your investment)

	Class I	Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%

***

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class P	$617	$812	$1,023	$1,630

***

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2011" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2011:"

	Past One Year	Past Five Years	Past Ten Years
Class P (commenced operations on 1/31/97) * Return before Taxes	-12.00%	3.77%	6.43%

*  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

The section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

On March 31, 2011, the Fund suspended offering shares of the Portfolio to new investors. The Fund will continue to offer shares of the Portfolio in certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 10.

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class P Shares" sections beginning on pages 10, 11 and 11, respectively, of this Prospectus.

Portfolio shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through Morgan Stanley Institutional Fund Trust (the "Fund") by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Purchasing Class I Shares" and "Redeeming Shares" sections beginning on pages 10 and 11, respectively, of this Prospectus.

Class P shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

The section of the Prospectus newly entitled "Purchasing Class I Shares—Share Class Arrangements" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee.

***

The penultimate sentence in the first paragraph under the section of the Prospectus newly entitled "Purchasing Class I Shares—Other Purchase Information" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The following is included as a new section before the section of the Prospectus entitled "Redeeming Shares:"

Purchasing Class P Shares

Class P shares of the Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P shares.

Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Class P shares.

Class P shares are available to investors with a minimum investment of $1,000. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P shares are subject to a sales charge equal to a maximum of 5.25%, calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P shares of a Portfolio by combining, in a single transaction, your purchase with purchases of Class P shares of the Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P shares of a Portfolio for any related account in a single transaction with purchases of Class P shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P shares of a Portfolio purchased in a single transaction, together with the NAV of all Class P shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fun, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class P shares of a Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P shares of a Portfolio.

Class P shares of a Portfolio may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the applicable Portfolio, taking into account any applicable sales charge.

Class P shares of a Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of each Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class P shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P shares. Please consult your authorized financial representative for more information regarding any such fee.

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Portfolio. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases.

Certain patterns of past exchanges and/or purchase or sale transactions involving a Portfolio may result in the Fund rejecting, limiting or prohibiting, at its sole discretion and without prior notice additional purchases and/or exchanges and may result in a shareholder's account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

***

The first paragraph under the section of the Prospectus entitled "Redeeming Shares" is hereby deleted and replaced with the following:

Class I

You may redeem Class I shares of the Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of the Portfolio will be redeemed at the NAV next determined after the request is received in good order. If you are redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions.

***

The following is included after the first paragraph under the section of the Prospectus entitled "Redeeming Shares—By Telephone:"

Class P Shares

You may redeem Class P shares of the Portfolio by contacting your authorized financial representative. The value of Class P shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

General

***

The following is added as the first subsection under the section of the Prospectus entitled "General Shareholder Information:"

Share Classes

This Prospectus offers Class I and Class P shares of the Portfolio. Each class of shares has different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class P shares.

Please retain this supplement for future reference.

  IFTMCGIPSPT1 1/13

Statement of Additional Information Supplement

January 14, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2012 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
Limited Duration Portfolio
Mid Cap Growth Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 4.25% (5.25% with respect to Mid Cap Growth Portfolio) on purchases of Class P shares of the Portfolios; (ii) an increase in the maximum initial sales charge on purchases of Class H shares of the Corporate Bond Portfolio from 3.50% to 4.00%; (iii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; and (iv) a decrease in the minimum initial investment amount for Class L shares of the Corporate Bond Portfolio from $25,000 to $1,000. As a result, the following changes to the Statement of Additional Information ("SAI") are effective as of February 25, 2013:

The third paragraph under the section of the SAI entitled "Purchase of Shares" is hereby deleted and replaced with the following:

Class P and Class H shares are subject to a sales charge equal to a maximum of 4.25% (5.25% with respect to Mid Cap Growth Portfolio) and 4.00%, respectively, calculated as a percentage of the offering price. Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice.

***

The first sentence of the first paragraph under the section of the SAI entitled "Purchase of Shares—Involuntary Redemption of Shares" is hereby deleted and replaced with the following:

If the value of an account falls below the investment minimum for Class I shares, Class P shares, Class H shares or Class L shares because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth above, and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund.

The following replaces the table included under the section of the SAI entitled "Performance Information" showing the average annual compounded rates of return, inclusive of a maximum sales charge on Class H shares of the Corporate Bond Portfolio:

The average annual total return (cumulative return for periods less than one year), inclusive of a maximum sales charge of 4.00%, of Class H shares of the Corporate Bond Portfolio for the periods noted is set forth below:

Portfolio†	1 Year Return 09/30/11	5 Years ended 09/30/11	10 Years ended 09/30/11	Inception to 09/30/11	Date of inception of Class
Corporate Bond	-0.23%	N/A	N/A	0.17%	01/02/2008

†  The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

The average annual total return (cumulative return for periods less than one year), inclusive of a maximum sales charge of 4.25% (5.25% with respect to the Mid Cap Growth Portfolio), of the Class P shares of the Portfolios for the periods noted is set forth below:

Portfolio†	1 Year Return 09/30/11	5 Years ended 09/30/11	10 Years ended 09/30/11	Inception to 09/30/11	Date of inception of Class
Core Fixed Income	-0.27%	2.13%	3.44%	4.17%	03/01/1999
Core Plus Fixed Income	-0.81%	1.13%	3.04%	4.34%	11/07/1996
Corporate Bond	-0.42%	1.87%	N/A	3.25%	05/20/2002
Limited Duration	-3.87%	N/A	N/A	-4.51%	09/28/2007
Mid Cap Growth	-5.03%	4.81%	7.83%	8.88%	01/31/1997

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25% (5.25% with respect to the Mid Cap Growth Portfolio).

***

The section of the Fund's SAI entitled "Distribution and Shareholder Services Plans—Revenue Sharing" is hereby deleted and replaced with the following:

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to Morgan Stanley Smith Barney LLC, a majority-owned broker-dealer subsidiary of Morgan Stanley, certain insurance companies and/or other affiliated and unaffiliated brokers, dealers and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by an Intermediary, granting the Distributor access to an Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of an Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  an ongoing annual fee in an amount up to $750,000 in consideration of the Distributor's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC.

(2)  on Class P, Class H and Class L shares of the Portfolios held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.16% of the total average monthly net asset value of such shares.

(3)  on Class I shares of the Portfolios held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 35% of each Portfolio's advisory fees accrued from the average daily net asset value of such shares.

(4)  On Class I and Class P shares of the Portfolios held in taxable accounts through any fee-based advisory program offered by Morgan Stanley Smith Barney LLC, an ongoing annual fee in an amount up to 0.08% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments, which are made in accordance with the applicable compensation structure for each Intermediary, include an ongoing annual fee in an amount up to 0.13% of the total average monthly net asset value of any Class I, Class P, Class H and Class L shares of the Portfolios held in such Intermediary accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Morgan Stanley Smith Barney LLC other Intermediaries may provide Morgan Stanley Smith Barney LLC or other Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which Morgan Stanley Smith Barney LLC or other Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Portfolios or the amount that the Portfolios receive to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney LLC and other Intermediaries as to their compensation.

Please retain this supplement for future reference.